Segments and Geographic Areas	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segments and Geographic Areas
Segments and Geographic Areas

Note 21.    Segments and Geographic Areas

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

We operate our business in two operating segments: Legacy YOD and Mobile Energy Group (formerly Wecast Services). Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department.

Information about segments during the periods presented were as follows:

	Nine Months Ended
	September 30, 2019	September 30, 2018
Revenue
-Legacy YOD	$—	$—
- Mobile Energy Group (formerly Wecast Services)	44,503,562	362,628,296
Total revenue	44,503,562	362,628,296
Cost of revenue
-Legacy YOD	—	—
- Mobile Energy Group (formerly Wecast Services)	1,217,184	359,839,565
Gross profit	$43,286,378	$2,788,731

	September 30, 2019	December 31, 2018
TOTAL ASSETS
-Legacy YOD	$635,128	$26,442,810
-Mobile Energy Group (formerly Wecast Services)	164,128,548	51,592,929
-Unallocated assets	—	16,199,373
Total	$164,763,676	$94,235,112

Note 21.  Segments and Geographic Areas

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

We operate our business in two operating segments: Legacy YOD and Wecast Service. Segment disclosures are on a performance basis consistent with internal management reporting. The Company does not allocate expenses below segment gross profit since these segments share the same executive team, office space, occupancy expenses, information technology infrastructures, human resources and finance department.

Information about segments during the periods presented were as follows:

	2018	2017
NET SALES TO EXTERNAL CUSTOMERS
-Legacy YOD	$—	$794,273
-Wecast Service	377,742,872	143,558,567
Net sales	377,742,872	144,352,840
GROSS PROFIT
-Legacy YOD	—	31,659
-Wecast Service	3,167,834	7,132,788
Gross profit	$3,167,834	$7,164,447

	December 31,	December 31,
	2018	2017
TOTAL ASSETS
-Legacy YOD	$26,442,810	$27,141,163
-Wecast Service	51,592,929	30,084,607
-Unallocated assets	16,199,373	11,270,378
-Intersegment elimination	—	(5,051,660)
Total	$94,235,112	$63,444,488